Allstate Life Insurance Company
Allstate Life Insurance Company of New York

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

Supplement dated September 30, 2014
To Allstate Life Insurance Company
Prospectus dated May 1, 2014

Supplement dated September 30, 2014
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

All of the changes described below are effective on or about November 24, 2014.

This supplement should be read in conjunction with your Annuity Prospectus and should be retained for future reference.  This supplement is intended to update certain information in the Annuity Prospectus you own and is not intended to be a prospectus or offer for any other Annuity that you do not own.  Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and SAIs.

We are issuing this supplement to reflect changes to the Advanced Series Trust Portfolios and to describe certain other updates to your Annuity Prospectus.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please call us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688). Accordingly, we make the following changes to your Annuity Prospectus:

Portfolio Changes

(1.)	AST FI Pyramis® Portfolios. The footnote to AST FI Pyramis® Portfolios in the section entitled, “Investment Options,” is deleted and replaced with the following:

Pyramis is a registered service mark of FMR LLC. Used with permission.

(2.)
AST Federated Aggressive Growth Portfolio. This Portfolio will be changing its name to the AST Small-Cap Growth Opportunities Portfolio. Also, Wellington Management Company, LLP and RS Investment Management Company, LLC, will replace Federated Equity Management Company of Pennsylvania/Federated Global Investment Management Corp. as the subadvisors to the Portfolio.

(3.)	AST International Value Portfolio. This Portfolio will be replacing a subadvisor. Lazard Asset Management, LLC will replace Thornburg Investment Management, Inc.

(4.)
AST Jennison Large-Cap Value Portfolio. This Portfolio will be changing its name to the AST Boston Partners Large-Cap Value Portfolio. Also, Robeco Investment Management, Inc., d/b/a Boston Partners, will replace Jennison Associates, LLC as the subadvisor to the Portfolio.

(5.)
AST New Discovery Asset Allocation Portfolio. This Portfolio will be replacing two subadvisors.  Longfellow Investment Management Co. LLC and Vision Capital Management Inc. will replace Bradford and Marzec, LLC and Brown Advisory, LLC, respectively, as subadvisors to the Portfolio.

(6.)	The following Portfolios will be changing their Style/Type to “Alternatives:”AST Cohen & Steers Realty Portfolio, AST Global Real Estate Portfolio, and AST T. Rowe Price Natural Resources Portfolio.

(7.)	The following Portfolios will be changing their Style/Type to “Domestic Equity:”

AST AQR Large-Cap Portfolio	AST MFS Large-Cap Value Portfolio
AST Boston Partners Large-Cap Value Portfolio	AST Mid-Cap Value Portfolio
AST Clearbridge Dividend Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Goldman Sachs Large-Cap Value Portfolio	AST Neuberger Berman Mid-Cap Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio	AST QMA Large-Cap Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST QMA US Equity Alpha Portfolio
AST Herndon Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio
AST Jennison Large-Cap Growth Portfolio	AST Small-Cap Growth Opportunities Portfolio
AST Large-Cap Value Portfolio	AST Small-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio	AST T. Rowe Price Equity Income Portfolio
AST MFS Growth Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio

(8.)	In addition, the table entitled “Underlying Mutual Fund Portfolio Annual Expenses” in “Summary of Contract Fees and Charges” is amended as follows:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average net assets of the underlying Portfolios)

UNDERLYING PORTFOLIO	Management Fees	Other Expenses	Distribution and/or Service Fees (12b-1 fees)	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Contractual Fee Waiver or Expense Reimbursement	Net Annual Portfolio Operating Expenses
Advanced Series Trust

AST Boston Partners Large-Cap Value Portfolio	0.73%	0.02%	0.10%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST Small-Cap Growth Opportunities Portfolio	0.93%	0.05%	0.10%	0.00%	0.00%	0.00%	1.08%	0.00%	1.08%

(9.)	Accordingly, the summary descriptions for certain Portfolios in the “Investment Objectives/Policies” table are amended as follows:

ADVANCED SERIES TRUST (“AST”) PORTFOLIO NAME	STYLE/ TYPE	INVESTMENT OBJECTIVES		PORTFOLIO ADVISER/ SUBADVISER(S)
AST Boston Partners Large-Cap Value Portfolio (formerly AST Jennison Large-Cap Value Portfolio)	DOMESTIC EQUITY	Seeks long-term capital appreciation.		• Robeco Investment Management, Inc., d/b/a Boston Partners
AST New Discovery Asset Allocation Portfolio	ASSET ALLOCATION	Seeks total return	•
• C.S. McKee, LP
• EARNEST Partners, LLC
• Epoch Investment Partners, Inc.
• Longfellow Investment Management Co. LLC
• Parametric Portfolio Associates LLC
• Security Investors, LLC
• Thompson, Siegel & Walmsley LLC
• Vision Capital Management Inc.

AST Small-Cap Growth Opportunities Portfolio (formerly AST Federated Aggressive Growth Portfolio)	DOMESTIC EQUITY	Seeks long-term capital appreciation.		• Wellington Management Company, LLP • RS Investment Management Company, LLC

If you would like another copy of the current Annuity Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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